AMERICAN LEADERS FUND, INC.
Class A Shares
Class B Shares
Class C Shares
Fortress Shares

SUPPLEMENT TO THE PROSPECTUSES DATED MAY 31, 1995
Effective March 31, 1996, the name of "American Leaders Fund, Inc." has been changed to "Federated American Leaders Fund, Inc." In addition, the name of the Fortress Shares has been changed to Class F Shares.
Accordingly, all references to American Leaders Fund, Inc. and Fortress Shares in the Prospectuses should reflect these changes.

                                                             March 29, 1996
   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 027128107
   CUSIP 027128404
   CUSIP 027128206
   CUSIP 027128305
   G00982-4 (3/96)



AMERICAN LEADERS FUND, INC.
Class A Shares
Class B Shares
Class C Shares
Fortress Shares

SUPPLEMENT TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED MAY
31, 1995
Effective March 31, 1996, the name of "American Leaders Fund, Inc." has been changed to "Federated American Leaders Fund, Inc." In addition, the name of the Fortress Shares has been changed to Class F Shares. Accordingly, all references to American Leaders Fund, Inc. and Fortress Shares in the combined Statement of Additional Information should reflect these changes.


                                                             March 29, 1996
   FEDERATED SECURITIES CORP.


   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 027128107
   CUSIP 027128404
   CUSIP 027128206
   CUSIP 027128305